Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Analysis of the Age of Receivables from Financial Services that are Past Due
The analysis of the age of receivables from financial services that are past due as of March 31, 2019 and 2020 is as follows:

	Yen (millions)
As of March 31, 2019	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥204,475	¥35,706	¥7,572	¥6,070	¥253,823
Finance lease	349	108	26	198	681
Dealer finance receivables:
Wholesale	21,509	7,407	92	3,858	32,866

Total	¥226,333	¥43,221	¥7,690	¥10,126	¥287,370

	Yen (millions)
As of March 31, 2020	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥199,260	¥38,862	¥9,621	¥6,609	¥254,352
Finance lease	152	31	9	280	472
Dealer finance receivables:
Wholesale	16,959	6,254	395	156	23,764

Total	¥216,371	¥45,147	¥10,025	¥7,045	¥278,588

Summary of retail receivables included in consumer finance receivables
The balances of retail receivables included in consumer finance receivables as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2019		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Consumer finance receivables:
Retail*	¥3,893,725	¥691,401	¥17,722	¥4,602,848

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2020		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Consumer finance receivables:
Retail*	¥2,969,699	¥1,450,663	¥20,002	¥4,440,364

Explanatory note:

*
The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.

Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments
The balances of dealer finance receivables and the undiscounted maximum amounts of potential payment for loan commitments by this risk rating as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2019		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥469,877	¥9,224	¥—	¥479,101
Group B	202,993	13,223	16,897	233,113

Total	¥672,870	¥22,447	¥16,897	¥712,214

Loan commitments:
Group A	¥46,962	¥—	¥—	¥46,962
Group B	10,479	—	—	10,479

Total	¥57,441	¥—	¥—	¥57,441

The undiscounted maximum amount of potential payment for guarantees of bank loans of employees for their housing costs as of March 31, 2019 is ¥11,953 million.

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2020		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥414,323	¥23,308	¥77	¥437,708
Group B	217,741	9,900	1,643	229,284

Total	¥632,064	¥33,208	¥1,720	¥666,992

Loan commitments:
Group A	¥43,823	¥—	¥—	¥43,823
Group B	19,832	—	—	19,832

Total	¥63,655	¥—	¥—	¥63,655

Non-derivative Financial Liabilities by Maturity
Non-derivative
financial liabilities by maturity as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
As of March 31, 2019	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,184,882	¥1,184,882	¥—	¥—	¥1,184,882
Financing liabilities	7,331,120	3,321,576	4,089,215	239,638	7,650,429
Accrued expenses	476,300	476,300	—	—	476,300
Other financial liabilities	127,108	66,240	29,615	31,416	127,271

Total	¥9,119,410	¥5,048,998	¥4,118,830	¥271,054	¥9,438,882

	Yen (millions)
As of March 31, 2020	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥958,469	¥958,468	¥—	¥—	¥958,468
Financing liabilities	7,469,686	3,341,226	3,964,660	288,041	7,593,927
Accrued expenses	449,716	449,716	—	—	449,716
Other financial liabilities	397,467	88,629	98,285	230,562	417,476

Total	¥9,275,338	¥4,838,039	¥4,062,945	¥518,603	¥9,419,587

Derivative Financial Liabilities by Maturity
Derivative financial liabilities by maturity as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
As of March 31, 2019	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥41,518	¥49,513	¥1,609	¥92,640

	Yen (millions)
As of March 31, 2020	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥51,697	¥69,621	¥365	¥121,683

Summary of Lease liabilities by maturity
Other financial liabilities include lease liabilities. Lease liabilities by maturity as of March 31, 2020 is as follows:

	Yen (millions)
As of March 31, 2020	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥330,04 0	¥55,486	¥90,999	¥203,563	¥350,048

Currency risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 1% appreciation of the Japanese yen against the U.S. dollar on profit before income taxes, holding all variables other than the foreign currency exchange rate constant.

	Yen (millions)
	2019	2020
Impact on profit before income taxes	¥(777)	¥(828)

Interest rate risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 100 basis point rise in interest rates on profit before income taxes, holding all variables other than interest rates constant.

	Yen (millions)
	2019	2020
Impact on profit before income taxes	¥(1,915)	¥(4,861)

Credit facility [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the credit facility of Honda’s commercial paper and medium-term note programs as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Commercial paper	¥602,243	¥481,352
Medium-term notes	1,229,911	2,791,490

Total	¥1,832,154	¥3,272,842

Committed lines of credit [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the committed lines of credit extended by financial institutions to Honda as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Commercial paper programs	¥1,080,503	¥1,084,917
Other	58,199	63,484

Total	¥1,138,702	¥1,148,401